Note 17 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) - Income from Derivative Instruments (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Interest rate swap	$ (187,001)	$ (5,214)	$ (5,214)